Separate Accounts and Annuity Product Guarantees (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Guaranteed Minimums

Guaranteed minimums for the respective years ended December 31 are summarized as follows (note that the amounts listed are not mutually exclusive, as many products contain multiple guarantees):

	2014			2013
	Account	Net amount	Weighted	Account	Net amount	Weighted
	value	at risk	age (years)	value	at risk	age (years)
GMDB:
Return of premium	$1,514,852	2,221	62.1	1,302,899	1,179	62.2
Ratchet and return of premium	660,984	8,232	64.6	625,593	4,198	64.7
Reset	102,983	677	74.8	109,406	616	76.1

Total	$2,278,819	11,130		2,037,898	5,993

GMIB:
Return of premium	$10,697	132	65.8	11,388	134	66.2
Ratchet and rollup	170,337	23,212	63.6	192,236	20,017	63.5

Total	$181,034	23,344		203,624	20,151

GMAB:
Five years	$26,335	84	67.4	32,307	13	66.5
Target date retirement – 7 year	57,042	368	62.7	58,335	155	61.7
Target date retirement – 10 year	22,803	69	62.3	23,064	29	61.5
Target date with management levers	373,740	3,152	62.0	325,145	611	61.2

Total	$479,920	3,673		438,851	808

GMWB:
No living benefit	$56,606	—	67.0	47,399	—	67.3
Life benefit with optional reset	91,834	4,087	69.9	100,047	3,014	69.1
Life benefit with 8% rollup	34,001	3,691	68.3	36,826	2,348	67.6
Life benefit with management levers	1,241,305	97,957	60.2	1,020,428	45,777	59.6

Total	$1,423,746	105,735		1,204,700	51,139

Variable Annuity Account Balances Invested In Separate Account

At December 31, variable annuity account balances were invested in separate account funds with the following investment objectives. Balances are presented at fair value:

Investment type	2014	2013
Mutual funds:
Bond	$291,694	272,340
Domestic equity	1,172,573	1,020,867
International equity	83,531	92,175
Specialty	623,849	554,262

Total mutual funds	2,171,647	1,939,644
Money market funds	41,586	45,515
Other	1,189	880

Total	$2,214,422	1,986,039

Summary of Liabilities for Variable Contract Guarantees

The following table summarizes the liabilities for variable contract guarantees that are reflected in the general account and shown in account balances and future policy benefit reserves on the Balance Sheets:

	GMDB	GMIB	GMAB	GMWB	Totals
Balance as of December 31, 2012	$820	3,758	14,527	52,138	71,243
Incurred guaranteed benefits	531	(791)	(11,900)	(61,222)	(73,382)
Paid guaranteed benefits	(237)	—	(129)	—	(366)

Balance as of December 31, 2013	1,114	2,967	2,498	(9,084)	(2,505)
Incurred guaranteed benefits	669	191	14,372	101,961	117,193
Paid guaranteed benefits	(125)	—	—	—	(125)

Balance as of December 31, 2014	$1,658	3,158	16,870	92,877	114,563